CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF CREDIT RISK

19. CONCENTRATION OF CREDIT RISK

The Company’s customers include pharmaceutical, biotechnology and medical device companies. In the majority of circumstances, the Company has agreements in force with these customers that provide for continued involvement in current research projects. However, it is possible that the Company will have no further association with any of these customers once the current projects conclude.

The following table summarizes all customers that contributed greater than 10% of net revenues:

	Year Ended December 31,
Name of Customer	2012	2013	2014
Customer A	16.2%	11.4%	*

*	Less than 10%

The following table summarizes all customers with greater than 10% of outstanding accounts receivable:

	Year Ended December 31,
Name of Customer	2012	2013	2014
Customer A	15.9%	10.1%	*

*	Less than 10%